Average headcount and number of branches (Tables)	6 Months Ended
Jun. 30, 2023
Average Headcount And Number Of Branches
Schedule of average number of employees
The average number of employees at Banco Santander and Grupo Santander, by gender, in the first six months ended 30 June 2023 and 2022 is as follows:

Average headcount
	Bank		Group
	30-06-2023	30-06-2022	30-06-2023	30-06-2022
Men	12,260	11,867	97,353	90,747
Women	11,732	11,355	112,663	109,055
	23,992	23,222	210,016	199,802

Schedule of number of branches	The number of branches at 30 June 2023 and 31 December 2022 is as follow:

Number of branches
	Group
	30-06-2023	31-12-2022
Spain	1,936	1,966
Group	6,887	7,053
	8,823	9,019